Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loans (Details) [Line Items]
Net deferred loan fees	$ 330,000	$ 290,000
Loans acquired credit quality	$ 196,000	$ 400,000
Investment nonaccrual loans past due term days	90 days	90 days
Nonaccrual loan total	$ 4,308,000	$ 5,531,000
Loans borrowing, description	the year ended June 30, 2023 and 2022, the Company had no loans restructured as TDRs.
Loan amount past due description	At June 30, 2023, the table below includes $68,000 in loans 30-89 days past due and approximately $58,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2022, the table below includes $161,000 in loans 30-89 days past due and approximately $15,000 of loans past due over 90 days of such loans.
Purchase credit discount	$ 88,000	$ 88,000
Loans Past Due Over 90 Days [Member]
Loans (Details) [Line Items]
Investment nonaccrual loans past due term days	90 days	90 days
Nonaccrual loan total	$ 197,000	$ 301,000
Troubled Debt Restructuring [Member]
Loans (Details) [Line Items]
Nonaccrual loan total	430,000	1,400,000
Loan amount	$ 464,000	1,400,000
Troubled debt borrowing description	Of the TDRs at June 30, 2023, approximately 40.3% were related to the borrower’s completion of Chapter 7 bankruptcy proceedings with no reaffirmation of the debt to the Banks.
One- to four-family [Member]
Loans (Details) [Line Items]
loans in process of foreclosure total	$ 766,000	$ 489,000